Commitments And Contingent Liabilities (Schedule Of Minimum Future Payments Due Under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Premises Leases [Member]
First year	$ 1,077
Second year	1,025
Third year	975
Fourth year	975
Fifth year and thereafter	456
Total minimum future payments	4,508
Other Agreements [Member]
First year	704
Second year	476
Third year	293
Fourth year	212
Fifth year and thereafter	109
Total minimum future payments	$ 1,794